Investments in associates and joint ventures (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Breakdown of investments in associates and joint ventures
Investment book value		R$ 8,125,799	R$ 8,257,384	R$ 7,002,778
Equity in net income of associates		1,680,375	1,718,411	1,699,725
Associates and joint ventures current assets		84,682,829	93,946,146	33,277,701
Associates and joint ventures non - current assets		31,407,773	26,992,289	22,391,305
Associates and joint ventures current liabilities		74,148,165	89,194,631	34,948,570
Associates and joint ventures non - current liabilities		16,508,545	10,720,340	2,417,942
Revenue	[1]	21,487,052	17,421,168	7,908,280
Associates and joint ventures net income (loss) for the year		5,528,912	6,014,365	5,656,103
Elo Participações S.A.
Breakdown of investments in associates and joint ventures
Investment book value		1,191,343	978,195	849,355
Equity in net income of associates		288,938	162,070	198,457
Associates and joint ventures current assets		718,623	420,804	352,179
Associates and joint ventures non - current assets		1,981,596	1,776,837	1,596,527
Associates and joint ventures current liabilities		170,683	96,763	107,627
Associates and joint ventures non - current liabilities		8,220	3,967	0
Revenue	[1]	28,938	18,708	18,879
Associates and joint ventures net income (loss) for the year		R$ 573,968	R$ 324,075	R$ 396,835
Company	[2]	Elo Participações S.A.	Elo Participações S.A.	Elo Participações S.A.
Equity interest		50.01%	50.01%	50.01%
Shareholding interest with voting rights		50.01%	50.01%	50.01%
Crediare S.A. – Crédito, Financiamento e Investimento
Breakdown of investments in associates and joint ventures
Investment book value		R$ 70,254	R$ 68,231	R$ 64,174
Equity in net income of associates		12,473	12,393	8,721
Associates and joint ventures current assets		330,042	339,236	443,978
Associates and joint ventures non - current assets		66,980	119,406	3,883
Associates and joint ventures current liabilities		161,458	324,764	317,298
Associates and joint ventures non - current liabilities		0	0	0
Revenue	[1]	136,193	161,107	164,026
Associates and joint ventures net income (loss) for the year		R$ 24,946	R$ 24,786	R$ 17,442
Company		Crediare S.A. – Crédito, Financiamento e Investimento	Crediare S.A. – Crédito, Financiamento e Investimento	Crediare S.A. – Crédito, Financiamento e Investimento
Equity interest		50.00%	50.00%	50.00%
Shareholding interest with voting rights		50.00%	50.00%	50.00%
MPO - Processadora de Pagamentos Móveis S.A.
Breakdown of investments in associates and joint ventures
Investment book value		R$ 0	R$ 0	R$ 3
Equity in net income of associates		(30)	(39)	(49)
Associates and joint ventures current assets		2,284	2,198	3,538
Associates and joint ventures non - current assets		1,696	1,612	0
Associates and joint ventures current liabilities		4,112	2	3,532
Associates and joint ventures non - current liabilities		0	3,881	0
Revenue	[1]	154	227	256
Associates and joint ventures net income (loss) for the year		R$ (60)	R$ (78)	R$ (98)
Company		MPO - Processadora de Pagamentos Móveis S.A.	MPO - Processadora de Pagamentos Móveis S.A.	MPO - Processadora de Pagamentos Móveis S.A.
Equity interest		50.00%	50.00%	50.00%
Shareholding interest with voting rights		50.00%	50.00%	50.00%
Leader S.A. Adm. de Cartões de Crédito
Breakdown of investments in associates and joint ventures
Equity in net income of associates				R$ (23,227)
Company	[3],[4]			Leader S.A. Adm. de Cartões de Crédito
Total investments in joint ventures
Breakdown of investments in associates and joint ventures
Investment book value		R$ 1,261,597	R$ 1,046,426	R$ 913,532
Equity in net income of associates		301,381	174,424	183,902
Associates and joint ventures current assets		1,050,949	762,238	799,695
Associates and joint ventures non - current assets		2,050,272	1,897,855	1,600,410
Associates and joint ventures current liabilities		336,253	421,529	428,457
Associates and joint ventures non - current liabilities		8,220	7,848	0
Revenue	[1]	165,285	180,042	183,161
Associates and joint ventures net income (loss) for the year		R$ 598,854	R$ 348,783	R$ 414,179
Cielo S.A.
Breakdown of investments in associates and joint ventures
Company	[5]	Cielo S.A.	Cielo S.A.	Cielo S.A.
Equity interest		30.06%	30.06%	30.06%
Shareholding interest with voting rights		30.06%	30.06%	30.06%
Investment book value		R$ 4,679,589	R$ 4,832,660	R$ 4,108,743
Equity in net income of associates		1,011,125	1,219,202	1,204,520
Associates and joint ventures current assets		65,967,300	76,403,596	13,699,378
Associates and joint ventures non - current assets		16,595,791	13,151,540	10,654,621
Associates and joint ventures current liabilities		56,802,838	71,020,292	15,004,712
Associates and joint ventures non - current liabilities		10,890,157	6,833,491	0
Revenue	[1]	1,883,033	2,561,394	392,167
Associates and joint ventures net income (loss) for the year		R$ 3,341,909	R$ 4,056,077	R$ 4,007,233
IRB - Brasil Resseguros S.A.
Breakdown of investments in associates and joint ventures
Company	[3],[6]	IRB - Brasil Resseguros S.A.	IRB - Brasil Resseguros S.A.	IRB - Brasil Resseguros S.A.
Equity interest		15.23%	15.23%	20.51%
Shareholding interest with voting rights		15.23%	15.23%	20.51%
Investment book value		R$ 606,161	R$ 543,025	R$ 662,460
Equity in net income of associates		174,277	182,432	132,668
Associates and joint ventures current assets		10,265,219	8,512,491	8,484,793
Associates and joint ventures non - current assets		5,417,377	6,124,173	5,828,133
Associates and joint ventures current liabilities		10,845,420	10,138,711	10,238,221
Associates and joint ventures non - current liabilities		873,938	947,514	844,876
Revenue	[1]	7,036,160	3,550,438	3,185
Associates and joint ventures net income (loss) for the year		R$ 1,139,542	R$ 1,197,846	R$ 646,823
Fleury S.A.
Breakdown of investments in associates and joint ventures
Company	[3],[7]	Fleury S.A.	Fleury S.A.	Fleury S.A.
Equity interest		16.28%	16.28%	16.39%
Shareholding interest with voting rights		16.28%	16.28%	16.39%
Investment book value		R$ 699,927	R$ 692,380	R$ 651,906
Equity in net income of associates		38,805	46,791	17,506
Associates and joint ventures current assets		1,510,304	1,389,026	1,343,162
Associates and joint ventures non - current assets		2,482,580	2,224,500	2,021,981
Associates and joint ventures current liabilities		640,899	615,510	429,411
Associates and joint ventures non - current liabilities		1,570,942	1,263,331	1,166,607
Revenue	[1]	2,642,751	2,609,717	2,045,898
Associates and joint ventures net income (loss) for the year		R$ 238,558	R$ 287,414	R$ 106,829
Aquarius Participações S.A.
Breakdown of investments in associates and joint ventures
Company	[8]	Aquarius Participações S.A.	Aquarius Participações S.A.	Aquarius Participações S.A.
Equity interest		49.00%	49.00%	49.00%
Shareholding interest with voting rights		49.00%	49.00%	49.00%
Investment book value		R$ 43,030	R$ 263,630	R$ 263,632
Equity in net income of associates		130,769	116,070	73,640
Associates and joint ventures current assets		19,096	242,617	150,233
Associates and joint ventures non - current assets		86,626	532,707	538,267
Associates and joint ventures current liabilities		17,907	237,305	150,474
Associates and joint ventures non - current liabilities		0	0	0
Revenue	[1]	0	38	0
Associates and joint ventures net income (loss) for the year		R$ 266,876	R$ 236,878	R$ 150,286
Haitong Banco de Investimento do Brasil S.A.
Breakdown of investments in associates and joint ventures
Company		Haitong Banco de Investimento do Brasil S.A.	Haitong Banco de Investimento do Brasil S.A.	Haitong Banco de Investimento do Brasil S.A.
Equity interest		20.00%	20.00%	20.00%
Shareholding interest with voting rights		20.00%	20.00%	20.00%
Investment book value		R$ 100,597	R$ 105,649	R$ 127,922
Equity in net income of associates		602	(22,637)	1,596
Associates and joint ventures current assets		2,587,712	3,588,848	8,187,596
Associates and joint ventures non - current assets		1,503,374	1,283,453	493,325
Associates and joint ventures current liabilities		2,210,690	3,565,394	8,041,309
Associates and joint ventures non - current liabilities		1,880,396	726,468	0
Revenue	[1]	6,362,896	5,432,770	4,243,442
Associates and joint ventures net income (loss) for the year		R$ 3,010	R$ (113,185)	R$ 7,980
Cia. Brasileira de Gestão e Serviços S.A.
Breakdown of investments in associates and joint ventures
Company		Cia. Brasileira de Gestão e Serviços S.A.	Cia. Brasileira de Gestão e Serviços S.A.	Cia. Brasileira de Gestão e Serviços S.A.
Equity interest		41.85%	41.85%	41.85%
Shareholding interest with voting rights		41.85%	41.85%	41.85%
Investment book value		R$ 127,677	R$ 118,781	R$ 102,251
Equity in net income of associates		8,895	16,530	18,517
Associates and joint ventures current assets		230,503	285,871	247,475
Associates and joint ventures non - current assets		100,052	118,394	109,390
Associates and joint ventures current liabilities		22,207	33,305	44,890
Associates and joint ventures non - current liabilities		3,258	8,320	0
Revenue	[1]	174,816	61,185	22,642
Associates and joint ventures net income (loss) for the year		R$ 21,254	R$ 39,498	R$ 44,246
Tecnologia Bancaria S.A.
Breakdown of investments in associates and joint ventures
Company	[3]	Tecnologia Bancária S.A.	Tecnologia Bancária S.A.	Tecnologia Bancária S.A.
Equity interest		24.32%	24.32%	24.32%
Shareholding interest with voting rights		24.32%	24.32%	24.32%
Investment book value		R$ 115,433	R$ 108,752	R$ 98,543
Equity in net income of associates		(8,492)	10,209	71,232
Associates and joint ventures current assets		471,119	242,480	193,546
Associates and joint ventures non - current assets		1,488,542	75,702	1,117,398
Associates and joint ventures current liabilities		511,883	590,872	499,341
Associates and joint ventures non - current liabilities		1,035,574	496,090	406,459
Revenue	[1]	2,225,362	2,534,235	686,800
Associates and joint ventures net income (loss) for the year		R$ (34,918)	R$ 41,973	R$ 292,862
NCR Brasil Indústria de Equipamentos para Automação S.A.
Breakdown of investments in associates and joint ventures
Company	[3]	NCR Brasil Indústria de Equipamentos para Automação S.A.	NCR Brasil Indústria de Equipamentos para Automação S.A.	NCR Brasil Indústria de Equipamentos para Automação S.A.
Equity interest		49.00%	49.00%	49.00%
Shareholding interest with voting rights		49.00%	49.00%	49.00%
Investment book value		R$ 52,571	R$ 46,039	R$ 73,789
Equity in net income of associates		6,689	4,108	(7,024)
Associates and joint ventures current assets		305,278	221,809	171,823
Associates and joint ventures non - current assets		30,249	28,788	27,780
Associates and joint ventures current liabilities		207,894	141,520	111,755
Associates and joint ventures non - current liabilities		0	0	0
Revenue	[1]	9,601	1,270	330,985
Associates and joint ventures net income (loss) for the year		R$ 13,651	R$ 8,384	R$ (14,335)
Swiss Re Corporate Solutions Brasil
Breakdown of investments in associates and joint ventures
Company	[3],[9]	Swiss Re Corporate Solutions Brasil	Swiss Re Corporate Solutions Brasil
Equity interest		40.00%	40.00%
Shareholding interest with voting rights		40.00%	40.00%
Investment book value		R$ 345,036	R$ 463,400
Equity in net income of associates		(10,998)	(26,437)
Associates and joint ventures current assets		2,110,050	2,178,209
Associates and joint ventures non - current assets		1,479,827	1,511,924
Associates and joint ventures current liabilities		2,509,280	2,411,600
Associates and joint ventures non - current liabilities		246,060	437,278
Revenue	[1]	973,422	490,079
Associates and joint ventures net income (loss) for the year		R$ (27,494)	R$ (66,093)
Gestora de Inteligência de Crédito S.A.
Breakdown of investments in associates and joint ventures
Company	[3]	Gestora de Inteligência de Crédito S.A.	Gestora de Inteligência de Crédito S.A.
Equity interest		20.00%	20.00%
Shareholding interest with voting rights		20.00%	20.00%
Investment book value		R$ 59,098	R$ 29,513
Equity in net income of associates		(6,466)	(4,642)
Associates and joint ventures current assets		165,299	118,961
Associates and joint ventures non - current assets		173,083	43,253
Associates and joint ventures current liabilities		42,894	18,594
Associates and joint ventures non - current liabilities		0	0
Revenue	[1]	13,726	0
Associates and joint ventures net income (loss) for the year		R$ (32,330)	R$ (23,210)
Empresa Brasileira de Solda Elétrica S.A.
Breakdown of investments in associates and joint ventures
Company	[3],[9]			Empresa Brasileira de Solda Elétrica S.A.
Equity in net income of associates				R$ 3,168
Other
Breakdown of investments in associates and joint ventures
Company	[3]	0	0
Equity interest		0.00%	0.00%
Shareholding interest with voting rights		0.00%	0.00%
Investment book value		R$ 35,083	R$ 7,129
Equity in net income of associates		33,788	2,361
Associates and joint ventures current assets		0	0
Associates and joint ventures non - current assets		0	0
Associates and joint ventures current liabilities		0	0
Associates and joint ventures non - current liabilities		0	0
Revenue	[1]	0	0
Associates and joint ventures net income (loss) for the year		0	0
Total investments in associates
Breakdown of investments in associates and joint ventures
Investment book value		6,864,202	7,210,958	6,089,246
Equity in net income of associates		1,378,994	1,543,987	1,515,823
Associates and joint ventures current assets		83,631,880	93,183,908	32,478,006
Associates and joint ventures non - current assets		29,357,501	25,094,434	20,790,895
Associates and joint ventures current liabilities		73,811,912	88,773,103	34,520,113
Associates and joint ventures non - current liabilities		16,500,325	10,712,492	2,417,942
Revenue	[1]	21,321,767	17,241,126	7,725,119
Associates and joint ventures net income (loss) for the year		R$ 4,930,058	R$ 5,665,582	R$ 5,241,924

[1]	Revenues from financial intermediation or services;
[2]	Brazilian company, holding company that consolidates joint business related to electronic means of payment. In 2018, the Organization received R$38,278 thousand of dividends from this investment. In its financial statements, Elo Participacoes S.A. presented R$44 thousand of other comprehensive income.
[3]	Companies for which the equity accounting adjustments are calculated using statements of financial position and statements of income with lag in relation to the reporting date of these consolidated financial statements;
[4]	In April 2016, it was consolidated after acquisition of 50% of the company;
[5]	Brazilian company, services provider related to credit and debit cards and other means of payment. In 2018, the Organization received R$1,204,069 thousand of dividends and interest on capital of this investment. In its financial statements, Cielo S.A. presented R$6,948 thousand of other comprehensive income;
[6]	Bradesco has a board member at IRB-Brasil with voting rights, which results in significant influence;
[7]	Participation in Fleury S.A. (i) company considered using equity method as Bradesco has significant influence due its participation on the Board of the Directors and other Committees;
[8]	In 2018, occurred the partial spin-off and consolidation of Fidelity Processadora S.A., controlled by Aquarius Participacoes S.A.;
[9]	In 2018, impairment losses were recorded in 'associates and jointly controlled entities' in the amount of R$107,000 thousand. In 2017, it was recorded, in the amount of R$31,868 thousand, on the investment in NCR Brasil S.A. (In 2016, R$37,122 thousand on the investment in EBSE - Empresa Brasileira de Solda Eletrica S.A.);